INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets and goodwill
		December 31,
	Note	2017	2018
		RMB	RMB

Intangible assets	(a)	3,342,463	4,176,244

Schedule of intangible assets
	December 31,2017			December 31,2018
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
	RMB	RMB	RMB	RMB	RMB	RMB

Amortized intangible assets:
Software	7,547,440	(7,174,977)	372,463	8,694,496	(7,488,252)	1,206,244
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-

Total amortized intangible assets	12,577,440	(12,204,977)	372,463	13,724,496	(12,518,252)	1,206,244

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

Schedule of amortization expense for current year and future periods
Software
RMB

Year ended December 31, 2018 (actual)	313,274
Estimate for year ended December 31,
2019	515,055
2020	489,022
2021	202,167
2022	-
2023	-